Secured Borrowings (Components of the Secured Borrowings and Related Collateral) (Details) In Millions, unless otherwise specified		12 Months Ended				12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2010 Gross Secured Borrowings [Member] KRW	Dec. 31, 2009 Gross Secured Borrowings [Member] KRW	Dec. 31, 2010 Discount [Member] KRW	Dec. 31, 2009 Discount [Member] KRW	Dec. 31, 2010 Total Secured Borrowings [Member] KRW	Dec. 31, 2009 Total Secured Borrowings [Member] KRW	Dec. 31, 2009 KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KB 1st Mortgage Loan Specialty Co., Ltd. 2.11% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KB 14th ABS Specialty Co., Ltd. 6.03%-6.57% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% Commercial Papers [Member] KRW	Dec. 31, 2009 New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% Commercial Papers [Member] KRW	Dec. 31, 2009 Eubora ABS Specialty Co., Ltd. 4.05%-4.45% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 5.08% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 Other 7.25% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 Other 7.25% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 Other 1.29%-7.40% Securities Sold Under Repurchase Agreement [Member] KRW	Dec. 31, 2010 Other 1.50%-4.90% Securities Sold Under Repurchase Agreement [Member] KRW
Secured borrowings, fixed maturity period								2039	2039				2011	2010	2010	2012	2012	2014	2014	2010	2011
Secured borrowings, maturity period range, minimum										2010	2010	2011
Secured borrowings, maturity period range, maximum										2011	2011	2012
Secured borrowings interest rate								1.76%	2.11%							6.27%	5.08%	7.25%	7.25%
SPE secured borrowings interest rate, minimum	1.50%									7.00%	3.82%	6.03%	4.65%	4.65%	4.05%					1.29%	1.50%
SPE secured borrowings interest rate, maximum	7.25%									8.50%	6.41%	6.57%	5.05%	5.05%	4.45%					7.40%	4.90%
Secured obligation amount before discount								540,520	423,379	70,000	165,000	30,000	100,300	100,000	70,000	3,258	3,258	1,136,852	1,141,845	2,605,262	977,958
Gross secured borrowings	2,671,747	2,671,747	4,695,885
Discount	(20,678)			(20,678)	(26,157)
Total	2,651,069					2,651,069	4,669,728
Collateral, Loans		2,130,765	4,956,728			2,130,765	4,956,728	591,976	521,932	22,330	120,586	35,638			69,662	3,346	8,167	1,565,028	4,148,828
Collateral, Securities		3,308,830	4,425,127			3,308,830	4,425,127						100,985	99,285						4,325,842	3,207,845